Borrowings (Details) - ARS ($) $ in Millions		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings		$ 278,062		$ 291,640
Total current borrowings		56,243		49,912
Total borrowings		334,305	[1]	341,552	[1]	$ 213,214
At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[1]	330,943		362,950
Non- Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		276,759		276,888
Non- Convertible Notes [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		272,657		295,509
Bank Loans And Others [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		51,874		56,866
Bank Loans And Others [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		50,823		57,799
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,001		1,744
Bank Overdrafts [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,001		1,745
Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]	4,671		6,054
Other Borrowings [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]	$ 6,462		$ 7,897

[1]	Includes Ps. 275,422 and Ps. 281,298 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.
[2]	Includes financial leases for Ps. 256 and Ps. 264 as of June 30, 2019 and 2018.